Transactions in soles - Additional information (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Purchased call options [member]
Transactions in Soles
Closing foreign exchange rate	0.2764	0.2968
Purchased call options [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Transactions in Soles
Closing foreign exchange rate	3.618	3.311
Written put options [member]
Transactions in Soles
Closing foreign exchange rate	0.2759	0.2959
Written put options [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Transactions in Soles
Closing foreign exchange rate	3.624	3.317